Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 5,367.0	$ 5,213.0	$ 4,231.0
Charged (credited) to the Consolidated statement of income	(381.0)	563.0	1,017.0
Charged (credited) to Other comprehensive income	98.0	(22.0)	38.0
Translation differences and other	446.0	(386.0)	(73.0)
Net deferred tax liability ending balance	5,530.0	5,367.0	$ 5,213.0
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	3,881.0	3,304.0
Deferred tax liabilities	9,410.0	8,671.0
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	$ 995.0	$ 1,868.0